Greenstone Gold Interest (Details)		12 Months Ended
	Oct. 31, 2023 USD ($) oz	Dec. 31, 2025 USD ($) oz	Dec. 31, 2024 USD ($) oz
Greenstone Gold Interest
Purchase price, percentage on prevailing market price			20.00%
Gross proceeds from sales		$ 20,701,000	$ 9,988,000
Cost of Sales		15,106,000	9,989,000
Gain in fair value of Greenstone gold interest		32,922,000	14,060,000
Changes in the carrying value of the Greenstone gold interest:
Beginning balance		62,286,000	56,218,000
Gold deliveries (recognized in cost of sales)		(11,580,000)	(7,992,000)
Change in fair value		32,922,000	14,060,000
Ending balance		83,628,000	62,286,000
Less: Current portion		(10,784,000)	(7,628,000)
Non-current portion		$ 72,844,000	$ 54,658,000
Greenstone Gold Interest
Greenstone Gold Interest
Payments for gold purchase agreement	$ 52,500,000
Minimum volume of gold per month | oz	350
Volume of gold, percentage of production	1.26%
Purchase price, percentage on prevailing market price	20.00%	20.00%
Maximum volume of gold | oz	63,000
Buy-down delivery, percentage	75.00%
Minimum gold price buy-down, per ounce	$ 2,000
Volume of gold received | oz		4,200	4,200
Gross proceeds from sales		$ 14,400,000	$ 10,000,000
Cost of Sales		11,600,000	8,000,000
Gain in fair value of Greenstone gold interest		$ 32,900,000	$ 14,100,000